Other non-current liabilities (Schedule of Other non-current liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities, Noncurrent [Abstract]
Deferred tax liabilities	$ 3,561	$ 3,822
Uncertain tax positions	7,815	5,531
Earn-out	9,225	9,143
Other	2,325	1,132
Other non-current liabilities	$ 22,926	$ 19,628